Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Jun. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	[1]	100,000,000,000	100,000,000,000
Ordinary shares, shares issued	[1]	494,488,908	494,488,908
Ordinary shares, shares outstanding	[1]	494,488,908	494,488,908

[1]	Giving retroactive effect to the 38-for-1 share split (as defined below) effected on June 13, 2025.